Shareholders' Deficit (Details 6) - Employee Stock Option [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested at beginning of period	1,774,996	2,249,996	2,249,996
Granted	158,000			2,349,996
Vested	(261,000)		(475,000)	(100,000)
Forfeited
Nonvested at end of period	1,671,996	2,249,996	1,774,996	2,249,996
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 0.03	$ 0.03	$ 0.03
Weighted Average Grant Date Fair Value, Granted	0.09			0.03
Weighted Average Grant Date Fair Value, Vested	0.02		0.03	0.03
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 0.03	$ 0.03	$ 0.03	$ 0.03